UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06350
Active Assets California Tax-Free Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Kevin Klingert
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: June 30, 2012
Date of reporting period: September 30, 2011
Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets California Tax-Free Trust
Portfolio of Investments ▪ September 30, 2011 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	DEMAND	MATURITY
THOUSANDS		RATE(a)	DATE(b)	DATE	VALUE

	Weekly Variable Rate Bonds (68.5%)
$6,950	Antelope Valley-East Kern Water Agency, Ser 2008 A-2 COPs	0.10%	10/07/11	06/01/37	$6,950,000
	Austin Trust,
2,220	California Educational Facilities Authority University of Southern California Ser 2009 A Custody Receipts Ser 2008-1207	0.22	10/07/11	10/01/39	2,220,000
7,400	California Public Works Board Ser 2008 A Custody Receipts Ser 2008-1065	0.22	10/07/11	03/01/33	7,400,000
10,585	Los Angeles Unified School District Election 2005 Ser E Custody Receipts Ser 2008-1049 (AGM)	0.22	10/07/11	07/01/32	10,585,000
6,525	Metropolitan Water District of Southern California Ser 2007 A Custody Receipts Ser 2008-1062	0.22	10/07/11	07/01/37	6,525,000
5,075	Sacramento Municipal Utility District Electric Ser 2008-U Custody Receipts Ser 2008-1134 (AGM)	0.25	10/07/11	08/15/25	5,075,000
	Bay Area Toll Authority,
17,200	San Francisco Bay Area Toll Bridge 2006 Ser C-4	0.10	10/07/11	04/01/45	17,200,000
30,300	San Francisco Bay Area Toll Bridge 2007 Ser A-2	0.08	10/07/11	04/01/47	30,300,000
38,900	San Francisco Bay Area Toll Bridge 2008 Ser D-1	0.08	10/07/11	04/01/45	38,900,000
6,210	BB&T Municipal Trust, California Department of Water Resources 2008 Subser AE Floater Certificates Ser 28	0.15	10/07/11	12/01/15	6,210,000
	California,
17,000	Ser 2003 C-2	0.10	10/07/11	05/01/33	17,000,000
60,000	Ser 2005 A Subser A-2-1	0.12	10/07/11	05/01/40	60,000,000
31,625	Ser 2005 B Subser B-3	0.10	10/07/11	05/01/40	31,625,000
	California Educational Facilities Authority,
14,400	California Institute of Technology 2006 Ser A	0.10	10/07/11	10/01/36	14,400,000
1,100	California Institute of Technology 2006 Ser B	0.08	10/07/11	10/01/36	1,100,000
11,000	California Institute of Technology Ser 1994	0.10	10/07/11	01/01/24	11,000,000
5,465	California Lutheran University Ser 2004 A	0.18	10/07/11	10/01/29	5,465,000
6,755	University of San Francisco Ser 2005 B	0.13	10/07/11	10/01/35	6,755,000
6,650	California Enterprise Development Authority, Robert Louis Stevenson School Ser 2011	0.13	10/07/11	01/01/41	6,650,000
	California Health Facilities Financing Authority,
11,200	Adventist Health System/West 1991 Ser B	0.10	10/07/11	08/01/21	11,200,000
30,000	Catholic Healthcare West Ser 2009 H	0.13	10/07/11	07/01/33	30,000,000
30,800	Kaiser Permanente Ser 2006 C	0.12	10/07/11	06/01/41	30,800,000
4,500	Lucile Salter Packard Children’s Hospital 2008 Ser B	0.11	10/07/11	08/15/33	4,500,000
28,240	Lucile Salter Packard Children’s Hospital at Stanford Ser 2008 A	0.11	10/07/11	08/15/33	28,240,000
4,520	Lucile Salter Packard Children’s Hospital at Stanford Ser 2008 C	0.11	10/07/11	08/15/23	4,520,000
9,505	Scripps Health Ser 2008 F	0.11	10/07/11	10/01/31	9,505,000
8,400	Scripps Health Ser 2010 C	0.09	10/07/11	10/01/40	8,400,000
22,475	Sisters of Charity of Leavenworth Health System Ser 2003	0.14	10/07/11	12/01/17	22,475,000
18,300	Stanford Hospital Ser 2008 B-1	0.12	10/07/11	11/15/45	18,300,000
	California Infrastructure & Economic Development Bank,
5,750	Le Lycee Francais de Los Angeles Ser 2006	0.15	10/07/11	09/01/36	5,750,000
3,700	Los Angeles SPCA Ser 2002 A	0.15	10/07/11	07/01/33	3,700,000

Active Assets California Tax-Free Trust
Portfolio of Investments ▪ September 30, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND	MATURITY
THOUSANDS		RATE(a)	DATE(b)	DATE	VALUE

$15,725	SRI International Ser 2003 A	0.14%	10/07/11	09/01/28	$15,725,000
21,900	California Municipal Finance Authority, Westmont College Ser 2010 A	0.13	10/07/11	01/01/40	21,900,000
	California Statewide Communities Development Authority,
12,000	Gas Supply Sacramento Municipal Utility District Ser 2010	0.15	10/07/11	11/01/40	12,000,000
18,600	Kaiser Permanente Ser 2003 C	0.11	10/07/11	08/15/25	18,600,000
28,000	Kaiser Permanente Ser 2009 C-1	0.11	10/07/11	04/01/46	28,000,000
21,900	Kaiser Permanente Ser 2009 C-3	0.11	10/07/11	04/01/45	21,900,000
13,000	Rady Children’s Hospital Ser 2008 C	0.11	10/07/11	08/15/36	13,000,000
11,620	The Master’s College Ser 2002	0.13	10/07/11	02/01/32	11,620,000
41,500	University of San Diego Ser 2005	0.14	10/07/11	10/01/45	41,500,000
4,235	Calleguas-Las Virgenes Public Financing Authority, Municipal Water District Ser 2008 A	0.10	10/07/11	07/01/37	4,235,000
11,515	Castaic Lake Water Agency, Ser 1994 A COPs	0.12	10/07/11	08/01/20	11,515,000
	East Bay Municipal Utility District,
16,830	Water System Sub Refg Ser 2008 A-2	0.07	10/07/11	06/01/38	16,830,000
22,995	Water System Sub Refg Ser 2008 A-3	0.07	10/07/11	06/01/38	22,995,000
36,300	Water System Sub Ser 2007 A Eagle #20080018 Class A (AGM)	0.16	10/07/11	06/01/37	36,300,000
	Eastern Municipal Water District,
26,425	Water & Sewer Ser 2008 A COPs	0.10	10/07/11	07/01/30	26,425,000
25,875	Water & Sewer Ser 2008 B COPs	0.10	10/07/11	07/01/35	25,875,000
23,000	Water & Sewer Ser 2008 E COPs	0.10	10/07/11	07/01/33	23,000,000
20,000	Water & Sewer Ser 2008 G COPs	0.10	10/07/11	07/01/38	20,000,000
30,000	Emeryville Redevelopment Agency, Bay Street Apartments Ser 2002 A (AMT)	0.15	10/07/11	10/15/36	30,000,000
18,100	Glendale Financing Authority, 2000 Police Building COPs	0.15	10/07/11	06/01/30	18,100,000
2,000	Grossmont Union High School District, 2010 Election of 2008 Ser B ROCs II-R Ser 11929	0.16	10/07/11	08/01/38	2,000,000
	Hillsborough,
6,500	Water & Sewer System Ser 2000 B COPs	0.15	10/07/11	06/01/30	6,500,000
11,425	Water & Sewer System Ser 2003 A COPs	0.15	10/07/11	06/01/33	11,425,000
4,800	Water & Sewer System Ser 2006 A COPs	0.15	10/07/11	06/01/35	4,800,000
	J P Morgan Chase & Co.,
8,515	Citrus Community College District Ser 2004 C PUTTERs Ser 3487	0.23	10/07/11	06/01/17	8,515,000
18,260	San Diego Public Facilities Financing Authority Water Ser 2009 B PUTTERs Ser 3504	0.16	10/07/11	02/01/33	18,260,000
34,800	Long Beach, Memorial Health Services Ser 1991	0.14	10/07/11	10/01/16	34,800,000
11,985	Los Angeles, Wastewater System Sub Ser 2008 C	0.10	10/07/11	06/01/28	11,985,000
10,000	Los Angeles Community College District, Ser 2009 A ROCs II-R Ser 11773	0.16	10/07/11	08/01/33	10,000,000
9,650	Los Angeles County Metropolitan Transportation Authority, Prop C-2nd Sales Tax Ser 2009-C4	0.10	10/07/11	07/01/25	9,650,000
	Los Angeles Department of Water & Power,
24,200	Power System 2001 Ser B Subser B-2	0.10	10/07/11	07/01/34	24,200,000
9,700	Power System 2001 Ser B Subser B-8	0.09	10/07/11	07/01/34	9,700,000
23,500	Power System 2002 Ser A Subser A-3	0.11	10/07/11	07/01/35	23,500,000
9,000	Power System 2002 Ser A Subser A-6	0.10	10/07/11	07/01/35	9,000,000
15,900	Power System 2002 Ser A Subser A-7	0.11	10/07/11	07/01/35	15,900,000
15,700	Water System 2001 Ser B Subser B-3	0.08	10/07/11	07/01/35	15,700,000
	Los Rios Community College District,
4,880	Election 2002 Ser C PUTTERs Ser 2972 (AGM)	0.16	10/07/11	02/01/13	4,880,000
4,600	Election 2008 Ser A ROCs II-R Ser 11953X	0.16	10/07/11	08/01/30	4,600,000
	Metropolitan Water District of Southern California,
12,775	Water 1999 Ser C	0.14	10/07/11	07/01/27	12,775,000
16,255	Water 2008 Ser A-2	0.12	10/07/11	07/01/37	16,255,000
3,900	Water 2010 Ser A	0.08	10/07/11	10/01/29	3,900,000

Active Assets California Tax-Free Trust
Portfolio of Investments ▪ September 30, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND	MATURITY
THOUSANDS		RATE(a)	DATE(b)	DATE	VALUE

$4,445	Modesto, Multifamily Housing Shadowbrook Apartments Ser 2001 A	0.14%	10/07/11	05/15/31	$4,445,000
7,780	Morgan Hill Redevelopment Agency, Ojo de Agua Tax Allocation Ser 2008 A	0.12	10/07/11	09/01/33	7,780,000
18,300	Mountain View, Villa Mariposa Multifamily 1985 Ser A	0.14	10/07/11	02/15/17	18,300,000
16,500	Newport Beach, Hoag Memorial Hospital Presbyterian Ser 2008 C	0.11	10/07/11	12/01/40	16,500,000
20,000	Orange County, WLCO LF Partners Issue G of 1998 Ser 2	0.15	10/07/11	11/15/28	20,000,000
3,120	Palo Alto, Election of 2008-Ser A 2010 ROCs II R-11859	0.16	10/07/11	02/01/18	3,120,000
28,625	Rancho Water District Financing Authority, Ser 2008 B	0.10	10/07/11	08/15/31	28,625,000
23,000	RBC Municipal Products Trust, Inc., Contra Costa Transportation Authority Sales Tax Ser 2010 Floater Certificates Ser E-17	0.16	10/07/11	03/01/34	23,000,000
	Riverside County,
7,700	1985 Ser A COPs	0.14	10/07/11	12/01/15	7,700,000
9,200	1985 Ser B COPs	0.13	10/07/11	12/01/15	9,200,000
17,800	Sacramento County Housing Authority, Multifamily Logan Park Apartments Ser 2007 E (AMT)	0.16	10/07/11	05/01/42	17,800,000
7,800	Sacramento County Sanitation Districts Financing Authority, Sub Lien Ser 2008 E	0.14	10/07/11	12/01/40	7,800,000
20,000	Sacramento Transportation Authority, Measure A Sales Tax Ser 2009 A	0.08	10/07/11	10/01/38	20,000,000
7,845	San Diego County Regional Transportation Commission, Sales Tax 2008 Ser A	0.16	10/07/11	04/01/38	7,845,000
15,500	San Francisco Airport Commission, San Francisco International Airport Second Ser 2008 37C	0.13	10/07/11	05/01/29	15,500,000
20,500	San Francisco City & County Airport Commission, 2009 Second Ser 36-A	0.12	10/07/11	05/01/26	20,500,000
25,000	San Jose, Almaden Lake Village Apts Ser 1997 A (AMT)	0.15	10/07/11	03/01/32	25,000,000
41,000	San Jose Financing Authority, Civic Center Ser 2008 A	0.12	10/07/11	06/01/39	41,000,000
8,400	San Jose Redevelopment Agency, Merged Area 2003 Ser B	0.12	10/07/11	08/01/32	8,400,000
10,800	Santa Clara, Multifamily The Grove Garden Apartments Ser 1997 A	0.13	10/07/11	02/15/27	10,800,000
	Santa Clara Valley Transportation Authority,
20,000	Sales Tax Ser 2008 A	0.08	10/07/11	06/01/26	20,000,000
27,105	Sales Tax Ser 2008 B	0.08	10/07/11	06/01/26	27,105,000
5,955	Sales Tax Ser 2008 C	0.10	10/07/11	06/01/26	5,955,000
5,860	Sequoia Union High School District, Ser 2005 B PUTTERs Ser 2905Z (AGM)	0.16	10/07/11	07/01/14	5,860,000
30,050	Torrance, Torrance Memorial Medical Center Ser 2010 B	0.13	10/07/11	09/01/45	30,050,000
10,000	West Basin Municipal Water District, Ser 2008 A-1 COPs	0.14	10/07/11	08/01/27	10,000,000
	Whittier,
1,600	Presbyterian Intercommunity Hospital Ser 2009 A	0.11	10/07/11	06/01/36	1,600,000
41,300	Presbyterian Intercommunity Hospital Ser 2009 C	0.11	10/07/11	06/01/36	41,300,000

	Total Weekly Variable Rate Bonds (Cost $1,595,800,000)				1,595,800,000

	Daily Variable Rate Bonds (11.4%)
3,490	Alameda County Joint Powers Authority, Juvenile Justice Ser 2008 A PUTTERs Ser 2927Z (AGM)	0.15	10/03/11	12/01/15	3,490,000
	California Health Facilities Financing Authority,
1,500	Adventist Health System/West 2002 Ser A	0.09	10/03/11	09/01/25	1,500,000
1,500	Adventist Health System/West Ser 2009 B	0.12	10/03/11	09/01/38	1,500,000
	California Infrastructure & Economic Development Bank,

Active Assets California Tax-Free Trust
Portfolio of Investments ▪ September 30, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND	MATURITY
THOUSANDS		RATE(a)	DATE(b)	DATE	VALUE

$2,320	California Academy Ser 2008 E	0.10%	10/03/11	09/01/38	$2,320,000
1,175	J Paul Getty Trust Ser 2003 D	0.08	10/03/11	04/01/33	1,175,000
	California Municipal Finance Authority,
7,400	Chevron USA, Inc. Ser 2005	0.10	10/03/11	06/01/25	7,400,000
66,550	Chevron USA, Inc. Ser 2010 A	0.10	10/03/11	11/01/35	66,550,000
6,450	Chevron USA, Inc. Ser 2010 B	0.10	10/03/11	11/01/35	6,450,000
17,605	ExxonMobil Corp. Ser 2007 (AMT)	0.07	10/03/11	12/01/29	17,605,000
3,900	California Pollution Control Financing Authority, Pacific Gas & Electric Co. 1996 Ser C	0.12	10/03/11	11/01/26	3,900,000
	California Statewide Communities Development Authority,
7,100	Chevron USA, Inc. Ser 2002	0.10	10/03/11	05/15/24	7,100,000
3,235	John Muir Health Ser 2008 A	0.09	10/03/11	08/15/36	3,235,000
2,683	Irvine Assessment District No. 00-18, Improvement Bond Act 1915	0.20	10/03/11	09/02/26	2,683,000
10,116	Irvine Assessment District No. 94-13, Improvement Bond Act 1915	0.20	10/03/11	09/02/22	10,116,000
5,199	Irvine Assessment District No. 94-15, Improvement Bond Act 1915	0.20	10/03/11	09/02/20	5,199,000
5,210	Irvine Assessment District No. 97-16, Improvement Bond Act 1915	0.20	10/03/11	09/02/22	5,210,000
15,500	J P Morgan Chase & Co., Los Angeles Ser 2011 TRANs PUTTERs Ser 3931	0.15	10/03/11	08/12/12	15,500,000
	Los Angeles Department of Water & Power,
3,200	Power System 2001 Ser B Subser B-3	0.20	10/03/11	07/01/34	3,200,000
23,700	Water System 2001 Ser B Subser B-2	0.10	10/03/11	07/01/35	23,700,000
	Orange County Sanitation District,
30,805	Ser 2000 A COPs	0.12	10/03/11	08/01/29	30,805,000
37,765	Ser 2000 B COPs	0.12	10/03/11	08/01/30	37,765,000
4,965	Southern California Public Power Authority, Mead-Adelanto Ser 2008 A	0.11	10/03/11	07/01/20	4,965,000
	University of California Regents,
3,370	Medical Center Pooled Ser 2007 B-1	0.14	10/03/11	05/15/32	3,370,000
2,070	Medical Center Pooled Ser 2007 B-2	0.10	10/03/11	05/15/32	2,070,000

	Total Daily Variable Rate Bonds (Cost $266,808,000)				266,808,000

			YIELD TO
			MATURITY
		COUPON	ON DATE OF
		RATE	PURCHASE
	Municipal Bonds & Notes (9.4%)
20,000	California, Ser 2011 A2 RANs, dtd 09/22/11	2.00%	0.40%	06/26/12	20,234,940
	California School Cash Reserve Program Authority,
12,475	2010-2011 Ser N, dtd 04/14/11	2.50	0.83	12/30/11	12,525,956
3,645	2010-2011 Ser O, dtd 04/14/11	2.50	0.80	01/31/12	3,665,498
30,000	2010-2011 Ser P, dtd 04/14/11	2.50	0.90	01/31/12	30,158,683
6,000	2011-2012 Ser A, dtd 07/01/11	2.00	0.38	03/01/12	6,040,255
10,000	2011-2012 Ser B, dtd 07/01/11	2.00	0.48	06/01/12	10,100,723
22,500	2011-2012 Ser F, dtd 07/01/11	2.00	0.43	06/01/12	22,734,142
10,000	Los Angeles, Ser 2011 TRANs, dtd 07/12/11	2.50	0.31	03/30/12	10,108,185
4,500	Los Angeles County, 2011-2012 Ser A TRANs, dtd 07/01/11	2.50	0.32	02/29/12	4,540,211
11,000	Los Angeles County Schools Pooled Financing Program, Pooled 2010-2011 Ser F-1 TRANs, dtd 03/31/11	2.00	0.85	02/01/12	11,042,044
	Oakland,
6,000	Ser 2011 TRANs, dtd 07/08/11	2.00	0.31	03/30/12	6,050,095
5,000	Ser 2011 TRANs, dtd 07/08/11	2.00	0.38	06/29/12	5,059,924
	San Diego County & School Districts,

Active Assets California Tax-Free Trust
Portfolio of Investments • September 30, 2011 (unaudited) continued

			YIELD TO
			MATURITY
		COUPON	ON DATE OF
		RATE	PURCHASE
$7,500	Ser 2011 B-1 TRANs, dtd 07/01/11	2.00%	0.47%	01/31/12	$7,538,054
28,000	Ser 2011 B-2 TRANs, dtd 07/01/11	2.00	0.57	04/30/12	28,230,801
34,000	San Juan Unified School District, Ser 2011 TRANs, dtd 05/03/11	1.25	0.63	10/31/11	34,017,188
6,170	Val Verde Unified School District, Ser 2011 B TRANs, dtd 03/31/11	2.00	0.75	10/03/11	6,170,420

	Total Municipal Bonds & Notes (Cost $218,217,119)				218,217,119

		COUPON	DEMAND
		RATE(a)	DATE(b)
	Put Option Bonds (3.8%)
6,335	East Bay Municipal Utility District, Wastewater System Ser 2011 A	0.18%	02/01/12	06/01/38	6,335,000
17,025	East Bay Municipal Utility District, Water System Sub Refg SIFMA Ser 2010 A-2	0.19	03/01/12	06/01/26	17,025,000
15,000	Irvine Ranch Water District, Cons Ser 2011 A-1	0.20	04/02/12	10/01/37	15,000,000
18,000	J P Morgan Chase & Co., Los Angeles Ser 2011 TRANs PUTTERs Ser 3930	0.16	10/20/11	08/12/12	18,000,000
11,365	RBC Municipal Products Trust, Inc., Los Angeles County Metropolitan Transportation Authority Ser 2008-A Floater Certificates Ser E-24	0.20	12/01/11	07/01/31	11,365,000
20,000	Riverside, Water Ser 2011 A	0.23	06/01/12	10/01/35	20,000,000

	Total Put Option Bonds (Cost $87,725,000)				87,725,000

	Closed-End Investment Companies (3.3%)
29,000	BlackRock MuniYield California Fund, Inc. (MYC), VRDP Ser W-7 (AMT)	0.28	10/07/11	06/01/41	29,000,000
23,500	BlackRock MuniYield California Quality Fund, Inc. (MCA), VRDP Ser W-7 (AMT)	0.28	10/07/11	05/01/41	23,500,000
10,000	Nuveen California Investment Quality Municipal Fund, Inc., VRDP Ser 1-956	0.28	10/07/11	12/01/40	10,000,000
6,500	Nuveen California Performance Plus Municipal Fund, Inc., VRDP Ser 1-810 (AMT)	0.28	10/07/11	12/01/40	6,500,000
7,000	Nuveen Insured California Premium Income Municipal Fund 2, Inc., VRDP Ser 1-740 (AMT)	0.28	10/07/11	12/01/40	7,000,000

	Total Closed-End Investment Companies (Cost $76,000,000)				76,000,000

			YIELD TO
			MATURITY
		COUPON	ON DATE OF
		RATE	PURCHASE
	Commercial Paper (2.5%)
22,500	Golden Gate Bridge Highway & Transportation District, Ser B	0.14%	0.14%	10/21/11	22,500,000
	San Diego County Water Authority,
10,000	Ser 5	0.14	0.14	10/07/11	10,000,000
16,000	Ser 5	0.14	0.14	10/11/11	16,000,000
10,000	Ser 6	0.15	0.15	10/19/11	10,000,000

	Total Commercial Paper (Cost $58,500,000)				58,500,000

	Total Investments (Cost $2,303,050,119) (c)			98.9%	2,303,050,119
	Other Assets in Excess of Liabilities			1.1	25,995,343

	Net Assets			100.0%	$2,329,045,462

AMT	Alternative Minimum Tax.

COPs	Certificates of Participation.

PUTTERS	Puttable Tax-Exempt Receipts.
RANs	Revenue Anticipation Notes.

Active Assets California Tax-Free Trust
Portfolio of Investments ▪ September 30, 2011 (unaudited) continued

ROCs	Reset Option Certificates.

TRANs	Tax and Revenue Anticipation Notes.

VRDP	Variable Rate Demand Preferred.

(a)	Rate shown is the rate in effect at September 30, 2011.

(b)	Date on which the principal amount can be recovered through demand.

(c)	Cost is the same for federal income tax purposes.
Bond Insurance:

AGM	Assured Guaranty Municipal Corporation.

Active Assets California Tax-Free Trust
Notes to Portfolio of Investments ▪ September 30, 2011 (unaudited)
Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. Investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.
Fair Valuation Measurements
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKETS	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Short-Term Investments
Weekly Variable Rate Bonds	$1,595,800,000	—	$1,595,800,000	—
Daily Variable Rate Bonds	266,808,000	—	266,808,000	—
Municipal Bonds & Notes	218,217,119	—	218,217,119	—
Put Option Bonds	87,725,000	—	87,725,000	—
Closed-End Investment Companies	76,000,000	—	76,000,000	—
Commercial Paper	58,500,000	—	58,500,000	—

Total Assets	$2,303,050,119	—	$2,303,050,119	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2011, the Fund did not have any investments transfer between investment levels.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Active Assets California Tax-Free Trust

/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer November 17, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer November 17, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer November 17, 2011